Other Current Assets - Summary of Other Current Assets (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other Current Assets [Abstract]
Prepaid expenses	¥ 68,691,524	$ 9,990,768	¥ 52,989,718
Prepayments for vehicles	30,944,103	4,500,633	141,082,860
Inventory	128,014,636	18,618,957
Deposits in trust protection fund	50,276,500	7,312,414	72,490,890
Guarantee deposits held by Funding Partners	568,378,857	82,667,276	121,731,691
Receivables from third party payment service providers	821,217,132	119,441,078	262,494
Receivables from service providers	117,432,654	17,079,871	9,296,505
Others	48,388,467	7,037,810	96,319,640
Total	1,833,343,873	266,648,807	494,173,798
Less: Allowance for other current assets	(15,121,668)	(2,199,355)	(11,822,819)
Other assets current	¥ 1,818,222,205	$ 264,449,452	¥ 482,350,979